CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net income	$ 12,631	$ 13,338
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for (recovery of) credit losses	2,090	(32)
Depreciation of premises and equipment	1,562	1,464
Accretion of building grant	(4)	(3)
Net amortization (accretion) of purchase accounting adjustments	(1)	34
Net amortization (accretion) of securities	(478)	100
Net realized loss on sale of securities	23	1,537
Proceeds from sale of loans in secondary market	125	7,831
Loans disbursed for sale in secondary market	(124)	(7,134)
Amortization of mortgage servicing rights	53	71
Gain on sale of loans	(228)	(768)
Amortization of intangible assets	21	35
Amortization of certificates of deposit premiums	7	22
Deferred tax (benefit) expense	(745)	288
Contribution of common stock to ESOP	125	575
Earnings on bank owned life insurance and annuity assets	(860)	(883)
Change in accrued interest receivable	(494)	(417)
Change in other liabilities	5,567	1,223
Change in other assets	1,477	(1,291)
Net cash provided by operating activities	20,747	15,990
Cash flows from investing activities:
Proceeds from sales of securities available for sale	1,067	10,963
Proceeds from maturities and paydowns of securities available for sale	25,901	27,524
Purchases of securities available for sale	(586)	(66,821)
Proceeds from calls and maturities of securities held to maturity	1,217	1,044
Proceeds from maturities of certificates of deposit in financial institutions	2,100	445
Purchases of certificates of deposit in financial institutions	(245)	0
Purchases of restricted investments in bank stocks	(969)	0
Redemptions of restricted investments in bank stocks	1,885	1,312
Net change in loans	(87,481)	(55,028)
Purchases of premises and equipment	(2,689)	(1,988)
Disposals of premises and equipment	219	420
Proceeds from building grant	0	200
Reimbursement of building grant	(100)	0
Purchases of bank owned life insurance and annuity assets	(250)	(1,463)
Withdrawals from bank owned life insurance and annuity assets	144	0
Net cash provided by (used in) investing activities	(59,787)	(83,392)
Cash flows from financing activities:
Change in deposits	99,481	(32,253)
Cash dividends	(4,871)	(4,720)
Purchases of treasury stock	(82)	0
Proceeds from Federal Home Loan Bank borrowings	30,001	2
Repayment of Federal Home Loan Bank borrowings	(3,371)	(1,909)
Change in other short-term borrowings	18	238
Net cash provided by (used in) financing activities	121,176	(38,642)
Cash and cash equivalents:
Change in cash and cash equivalents	82,136	(106,044)
Cash and cash equivalents at beginning of year	45,990	152,034
Cash and cash equivalents at end of year	128,126	45,990
Supplemental disclosure:
Cash paid for interest	9,674	2,845
Cash paid for income taxes	2,750	1,975
Transfers from loans to other real estate owned	129	0
Operating lease liability arising from obtaining right-of-use asset	$ 187	$ 108